American Century Investments®
Quarterly Portfolio Holdings
Short-Term Government Fund
December 31, 2019

Short-Term Government - Schedule of Investments
DECEMBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES AND EQUIVALENTS — 73.6%
Iraq Government AID Bond, 2.15%, 1/18/22	700,000	708,732
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	1,226,379	1,226,391
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	2,091,718	2,125,871
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	2,167,580	2,180,847
U.S. Treasury Notes, 1.375%, 1/15/20(1)	400,000	399,961
U.S. Treasury Notes, 1.875%, 12/15/20(1)	300,000	300,661
U.S. Treasury Notes, 1.75%, 7/31/21	5,000,000	5,011,877
U.S. Treasury Notes, 1.125%, 8/31/21	3,000,000	2,976,843
U.S. Treasury Notes, 1.50%, 8/31/21	20,000,000	19,967,284
U.S. Treasury Notes, 1.50%, 10/31/21	10,300,000	10,284,708
U.S. Treasury Notes, 2.625%, 12/15/21	4,400,000	4,486,923
U.S. Treasury Notes, 1.875%, 1/31/22	9,000,000	9,051,656
U.S. Treasury Notes, 1.75%, 2/28/22	8,500,000	8,530,504
U.S. Treasury Notes, 1.875%, 3/31/22	7,200,000	7,244,688
U.S. Treasury Notes, 1.75%, 6/15/22	26,000,000	26,098,948
U.S. Treasury Notes, 1.75%, 7/15/22	17,500,000	17,563,113
U.S. Treasury Notes, 1.50%, 8/15/22	800,000	798,003
U.S. Treasury Notes, 1.50%, 9/15/22	9,000,000	8,976,094
U.S. Treasury Notes, 1.625%, 11/15/22	8,700,000	8,702,819
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $136,333,701)		136,635,923
COLLATERALIZED MORTGAGE OBLIGATIONS — 16.9%
FHLMC, Series 3114, Class FT, VRN, 2.09%, (1-month LIBOR plus 0.35%), 9/15/30	469,299	469,966
FHLMC, Series 3149, Class LF, VRN, 2.04%, (1-month LIBOR plus 0.30%), 5/15/36	1,281,675	1,272,627
FHLMC, Series 3200, Class FP, VRN, 1.94%, (1-month LIBOR plus 0.20%), 8/15/36	774,735	767,066
FHLMC, Series 3206, Class FE, VRN, 2.14%, (1-month LIBOR plus 0.40%), 8/15/36	346,533	341,147
FHLMC, Series 3213, Class LF, VRN, 1.96%, (1-month LIBOR plus 0.22%), 9/15/36	1,065,266	1,058,517
FHLMC, Series 3231, Class FA, VRN, 2.14%, (1-month LIBOR plus 0.40%), 10/15/36	395,572	394,938
FHLMC, Series 3301, Class FA, VRN, 2.04%, (1-month LIBOR plus 0.30%), 8/15/35	388,860	381,699
FHLMC, Series 3380, Class FP, VRN, 2.09%, (1-month LIBOR plus 0.35%), 11/15/36	450,157	448,497
FHLMC, Series 3508, Class PF, VRN, 2.59%, (1-month LIBOR plus 0.85%), 2/15/39	171,202	174,694
FHLMC, Series 3587, Class FB, VRN, 2.52%, (1-month LIBOR plus 0.78%), 2/15/36	447,039	453,096
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	877,775	885,957
FHLMC, Series K039, Class A1 SEQ, 2.68%, 12/25/23	1,582,170	1,606,033
FHLMC, Series K043, Class A1 SEQ, 2.53%, 10/25/23	1,033,528	1,043,056
FHLMC, Series K716, Class A1 SEQ, 2.41%, 1/25/21	102,032	101,932
FHLMC, Series K718, Class A1 SEQ, 2.375%, 9/25/21	1,159,058	1,164,020
FHLMC, Series K722, Class A1 SEQ, 2.18%, 5/25/22	950,773	953,674
FHLMC, Series K725, Class A2 SEQ, 3.00%, 1/25/24	2,100,000	2,169,568
FHLMC, Series K726, Class A2 SEQ, 2.91%, 4/25/24	1,700,000	1,747,716
FHLMC, Series KF29, Class A, VRN, 2.06%, (1-month LIBOR plus 0.36%), 2/25/24	497,053	495,431
FHLMC, Series KF31, Class A, VRN, 2.07%, (1-month LIBOR plus 0.37%), 4/25/24	582,783	580,593
FHLMC, Series KF32, Class A, VRN, 2.07%, (1-month LIBOR plus 0.37%), 5/25/24	362,595	361,224
FHLMC, Series KF35, Class A, VRN, 2.05%, (1-month LIBOR plus 0.35%), 8/25/24	1,045,119	1,040,807

FHLMC, Series KI03, Class A, VRN, 1.95%, (1-month LIBOR plus 0.25%), 2/25/23	160,667	160,602
FHLMC, Series KIR1, Class A1 SEQ, 2.45%, 3/25/26	2,614,279	2,640,030
FHLMC, Series Q009, Class A, VRN, 2.12%, (1-month LIBOR plus 0.35%), 4/25/24	1,700,000	1,700,474
FNMA, Series 2004-28, Class FE, VRN, 2.14%, (1-month LIBOR plus 0.35%), 5/25/34	1,375,143	1,370,534
FNMA, Series 2006-11, Class FA, VRN, 2.09%, (1-month LIBOR plus 0.30%), 3/25/36	376,852	374,846
FNMA, Series 2006-60, Class KF, VRN, 2.09%, (1-month LIBOR plus 0.30%), 7/25/36	904,145	897,940
FNMA, Series 2006-72, Class TE, VRN, 2.09%, (1-month LIBOR plus 0.30%), 8/25/36	517,947	514,475
FNMA, Series 2008-9, Class FA, VRN, 2.29%, (1-month LIBOR plus 0.50%), 2/25/38	1,386,659	1,390,253
FNMA, Series 2009-33, Class FB, VRN, 2.61%, (1-month LIBOR plus 0.82%), 3/25/37	556,903	565,581
FNMA, Series 2009-89, Class FD, VRN, 2.39%, (1-month LIBOR plus 0.60%), 5/25/36	277,013	278,969
FNMA, Series 2016-11, Class FB, VRN, 2.33%, (1-month LIBOR plus 0.55%), 3/25/46	447,465	448,315
FNMA, Series 2016-M13, Class FA, VRN, 2.52%, (1-month LIBOR plus 0.67%), 11/25/23	319,665	319,902
FNMA, Series 2016-M2, Class FA, VRN, 2.58%, (1-month LIBOR plus 0.85%), 1/25/23	452,399	454,049
GNMA, Series 2010-14, Class QF, VRN, 2.19%, (1-month LIBOR plus 0.45%), 2/16/40	752,513	754,172
GNMA, Series 2012-105, Class FE, VRN, 2.06%, (1-month LIBOR plus 0.30%), 1/20/41	986,995	986,308
GNMA, Series 2016-68, Class MF, VRN, 2.01%, (1-month LIBOR plus 0.30%), 5/20/46	555,775	554,261
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $31,305,308)		31,322,969
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 7.7%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 7.4%
FHLMC, VRN, 2.625%, (1-month COF 11 plus 1.50%), 1/1/21	4,028	4,016
FHLMC, VRN, 4.51%, (6-month LIBOR plus 2.26%), 3/1/24	14,282	14,327
FHLMC, VRN, 4.58%, (1-year H15T1Y plus 2.25%), 9/1/35	130,346	137,937
FHLMC, VRN, 4.09%, (12-month LIBOR plus 1.64%), 8/1/36	825,341	865,047
FHLMC, VRN, 4.18%, (1-year H15T1Y plus 2.14%), 10/1/36	70,561	74,630
FHLMC, VRN, 4.20%, (12-month LIBOR plus 1.67%), 12/1/36	115,885	120,842
FHLMC, VRN, 4.71%, (1-year H15T1Y plus 2.25%), 4/1/37	51,623	54,567
FHLMC, VRN, 4.64%, (12-month LIBOR plus 1.81%), 5/1/40	54,930	58,406
FHLMC, VRN, 4.53%, (12-month LIBOR plus 1.88%), 7/1/40	178,735	188,653
FHLMC, VRN, 3.89%, (12-month LIBOR plus 1.78%), 9/1/40	89,761	94,259
FHLMC, VRN, 4.77%, (12-month LIBOR plus 1.88%), 5/1/41	65,752	69,000
FHLMC, VRN, 3.76%, (12-month LIBOR plus 1.88%), 10/1/41	205,260	210,195
FHLMC, VRN, 3.84%, (12-month LIBOR plus 1.75%), 10/1/42	60,860	63,200
FHLMC, VRN, 2.73%, (12-month LIBOR plus 1.65%), 12/1/42	278,621	287,716
FHLMC, VRN, 2.84%, (12-month LIBOR plus 1.63%), 1/1/44	405,236	410,795
FHLMC, VRN, 3.18%, (12-month LIBOR plus 1.62%), 6/1/44	343,128	349,860
FHLMC, VRN, 4.11%, (12-month LIBOR plus 1.60%), 10/1/44	127,072	130,684
FHLMC, VRN, 2.57%, (12-month LIBOR plus 1.60%), 6/1/45	319,042	322,892
FHLMC, VRN, 2.35%, (12-month LIBOR plus 1.63%), 8/1/46	347,603	351,807
FHLMC, VRN, 3.06%, (12-month LIBOR plus 1.64%), 9/1/47	361,504	367,143
FNMA, VRN, 4.58%, (1-year H15T1Y plus 2.08%), 5/1/22	7,302	7,324
FNMA, VRN, 4.36%, (1-year H15T1Y plus 2.12%), 8/1/23	2,524	2,580
FNMA, VRN, 4.58%, (1-year H15T1Y plus 1.95%), 8/1/23	2,103	2,107
FNMA, VRN, 4.03%, (1-year H15T1Y plus 2.28%), 5/1/25	15,753	15,895
FNMA, VRN, 3.75%, (6-month LIBOR plus 1.50%), 3/1/33	219,172	225,089
FNMA, VRN, 3.82%, (6-month LIBOR plus 1.57%), 6/1/35	180,451	186,986
FNMA, VRN, 3.84%, (6-month LIBOR plus 1.57%), 6/1/35	153,036	158,541
FNMA, VRN, 3.92%, (6-month LIBOR plus 1.57%), 6/1/35	308,246	319,267
FNMA, VRN, 3.93%, (6-month LIBOR plus 1.57%), 6/1/35	24,358	25,227
FNMA, VRN, 3.88%, (6-month LIBOR plus 1.54%), 9/1/35	122,479	126,903

FNMA, VRN, 3.80%, (6-month LIBOR plus 1.55%), 3/1/36	289,226	300,107
FNMA, VRN, 3.83%, (12-month LIBOR plus 1.75%), 11/1/39	338,103	355,979
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40	18,785	19,818
FNMA, VRN, 3.61%, (12-month LIBOR plus 1.79%), 8/1/40	137,326	143,958
FNMA, VRN, 4.375%, (12-month LIBOR plus 1.75%), 7/1/41	41,989	43,723
FNMA, VRN, 3.32%, (12-month LIBOR plus 1.82%), 9/1/41	430,997	439,864
FNMA, VRN, 4.23%, (12-month LIBOR plus 1.74%), 5/1/42	3,693,271	3,843,924
FNMA, VRN, 4.33%, (12-month LIBOR plus 1.70%), 7/1/42	320,840	332,756
FNMA, VRN, 4.54%, (12-month LIBOR plus 1.55%), 3/1/43	153,263	158,367
FNMA, VRN, 2.32%, (12-month LIBOR plus 1.59%), 8/1/45	142,636	144,063
FNMA, VRN, 2.63%, (12-month LIBOR plus 1.60%), 4/1/46	414,108	419,993
FNMA, VRN, 2.83%, (12-month LIBOR plus 1.61%), 4/1/46	354,751	360,332
FNMA, VRN, 2.64%, (12-month LIBOR plus 1.61%), 5/1/46	587,156	594,771
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	323,308	329,575
FNMA, VRN, 3.17%, (12-month LIBOR plus 1.61%), 4/1/47	337,569	344,023
FNMA, VRN, 3.24%, (12-month LIBOR plus 1.62%), 5/1/47	226,899	231,608
FNMA, VRN, 2.81%, (12-month LIBOR plus 1.60%), 9/1/47	479,087	485,278
GNMA, VRN, 4.50%, (1-year H15T1Y plus 2.00%), 2/20/21	5,210	5,206
GNMA, VRN, 4.625%, (1-year H15T1Y plus 2.00%), 11/20/21	1,122	1,127
		13,800,367
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.3%
FNMA, 7.00%, 5/1/32	35,824	36,844
FNMA, 7.00%, 5/1/32	90,135	100,186
FNMA, 7.00%, 6/1/32	2,117	2,120
FNMA, 7.00%, 6/1/32	59,317	65,949
FNMA, 7.00%, 8/1/32	17,367	17,385
FNMA, 3.50%, 3/1/34	311,702	322,912
		545,396
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $14,311,422)		14,345,763
U.S. GOVERNMENT AGENCY SECURITIES — 1.6%
FHLB, 1.50%, 8/15/24	500,000	495,897
FNMA, 1.375%, 9/6/22	2,500,000	2,482,891
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,991,125)		2,978,788
TEMPORARY CASH INVESTMENTS — 0.5%
Federal Home Loan Bank Discount Notes, 1.17%, 1/2/20(2)	956,000	956,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	490	490
TOTAL TEMPORARY CASH INVESTMENTS (Cost $956,460)		956,490
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $185,898,016)		186,239,933
OTHER ASSETS AND LIABILITIES — (0.3)%		(504,665)
TOTAL NET ASSETS — 100.0%		$185,735,268

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	1	March 2020	$200,000	$215,500	$(57)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	77	March 2020	$7,700,000	$9,132,922	$10,592

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
COF 11	-	Cost of Funds for the 11th District of San Francisco Index
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $57,310.

(2)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities and Equivalents	—	136,635,923	—
Collateralized Mortgage Obligations	—	31,322,969	—
U.S. Government Agency Mortgage-Backed Securities	—	14,345,763	—
U.S. Government Agency Securities	—	2,978,788	—
Temporary Cash Investments	490	956,000	—
	490	186,239,443	—
Other Financial Instruments
Futures Contracts	10,592	—	—

Liabilities
Other Financial Instruments
Futures Contracts	57	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.